Subsequent events (Details Textual) - Commencement of major litigation [member] $ in Millions	1 Months Ended
Apr. 30, 2019 USD ($)
Teva Pharmaceutical Industries Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Total purchase consideration	$ 4
Celgene [Member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement amount	$ 50